Asset Retirement Obligations and Accrued Environmental Costs - Asset Retirement Obligations and Accrued Environmental Costs (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Asset retirement obligations	$ 8,920		$ 8,776		$ 8,295
Accrued environmental costs	922		994
Total asset retirement obligations and accrued environmental costs	9,842		9,770
Asset retirement obligations and accrued environmental costs due within one year	(513)		(571)
Long-term asset retirement obligations and accrued environmental costs	$ 9,329	[1]	$ 9,199	[1]

[1]	Certain amounts have been restated to reflect a prior period adjustment. See Note 21-Accumulated Other Comprehensive Income, in the Notes to Consolidated Financial Statements.